RELATED PARTY TRANSACTIONS	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
RelatedPartyTransactionLineItem [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On March 21, 2024, the Sponsors purchased 1,725,000 ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000, representing deferred offering costs paid by the Sponsors on behalf of the Company. Up to 225,000 Founder Shares were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full.

In June 2025, the Company effected a 4-for-3 stock split of its outstanding shares, resulting in an aggregate of 2,300,000 Founder Shares outstanding. All share and per-share amounts have been retroactively adjusted to reflect the stock split. Following the stock split, up to 300,000 Founder Shares were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full.

The underwriters did not exercise the over-allotment option and delivered an over-allotment termination letter dated October 27, 2025. Accordingly, the 300,000 Founder Shares that were subject to forfeiture were forfeited as of December 31, 2025. As of June 30, 2026 and December 31, 2025, the Company had 2,000,000 Founder Shares issued and outstanding (excluding Private Placement Shares and EBC Founder Shares).

EBC Founder Shares

On April 2, 2024, the Company issued 100,000 ordinary shares to EBC (the “EBC Founder Shares”) for a purchase price of $0.0145 per share (aggregate purchase price of $1,450 ). As a result of the stock split described above, the EBC Founder Shares became an aggregate of 133,333 EBC Founder Shares.

On June 25, 2025, the Company issued an additional 41,667 EBC Founder Shares to EBC for a purchase price of $0.0109 per share and an aggregate purchase price of $454. As of June 30, 2026 and December 31, 2025, there were 175,000 EBC Founder Shares issued and outstanding.

The EBC Founder Shares are deemed to be underwriters’ compensation by FINRA pursuant to Rule 5110 of the FINRA Manual. The Company estimated the fair value of the EBC Founder Shares issued in April 2024 to be approximately $128,000 (or $0.96 per share) and the EBC Founder Shares issued in June 2025 to be approximately $48,334 (or $1.16 per share) using the Black-Scholes option-pricing model.

The Company accounted for the difference between the par value and the estimated fair value of the EBC Founder Shares as deferred offering costs.

The fair value of the EBC Founder Shares was estimated as of April 2, 2024 and June 25, 2025. The Company used the following assumptions in estimating fair value using Level 3 inputs at the measurement dates:

	April 2, 2024	June 25, 2025
Time to expiration	1.91	1.76
Risk-free rate	4.7%	3.8%
Volatility	5.0%	4.1%
Dividend yield	0.0%	0.0%
Probability of completion of business combination	13.4%	11.8%

Transfer Restrictions

The Sponsors have agreed, subject to limited exceptions, that the Founder Shares will not be transferred, assigned or sold until the earlier to occur of: (A) six months after the consummation of the Company’s initial business combination or (B) the date on which the Company completes a subsequent liquidation, merger, share exchange, reorganization or other similar transaction following the initial business combination that results in all shareholders having the right to exchange their shares for cash, securities or other property.

EBC has also agreed that the EBC Founder Shares may not be sold, transferred or assigned (except to the same permitted transferees as the Founder Shares, and provided that such transferees agree to the same terms and restrictions) until the consummation of the Company’s initial business combination.

Due to Related Party

The Sponsors have paid certain formation, operating and offering-related costs on behalf of the Company. For the three months ended June 30, 2026 and 2025, the Sponsors paid $0 and $57,379, respectively, on behalf of the Company. For the six months ended June 30, 2026 and 2025, the Sponsors paid $0 and $78,855, respectively. Amounts advanced are due on demand and are non-interest bearing.

As of June 30, 2026 and December 31, 2025, there were no amounts due to the Sponsors.

Accounting and Advisory Services — Related Party

The Company previously engaged Ascendant Global Advisors Inc. (“Ascendant”), an affiliate of Calisa Holding LP, to provide accounting and SEC reporting support. The agreement was terminated in November 2025, and the Company no longer incurs fees under the arrangement.

For the three and six months ended June 30, 2026 and 2025, the Company did not incur fees under this arrangement. Accrued expenses — related party related to Ascendant were $6,198 as of June 30, 2026 and December 31, 2025.

Administration Fee — Related Party

Beginning on the effective date of the registration statement for the IPO, Calisa Holding LP is permitted to charge the Company an allocable share of its overhead, up to $10,000 per month, to compensate it for the Company’s use of office space, utilities and personnel until the completion of a business combination. The Company incurred administration fees of $30,000 and $0 for the three months ended June 30, 2026 and 2025, respectively, and $60,000 and $0 for the six months ended June 30, 2026 and 2025, respectively.

As of June 30, 2026 and December 31, 2025, there were no amounts payable related to the administration fee.

NOTE 5 — RELATED PARTIES

Founder Shares

On March 21, 2024, the Sponsors purchased 1,725,000 ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000, representing deferred offering costs paid by the Sponsors on behalf of the Company. Up to 225,000 Founder Shares were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full.

In June 2025, the Company effected a 4-for-3 stock split of its outstanding shares, resulting in an aggregate of 2,300,000 Founder Shares outstanding. All share and per-share amounts have been retroactively adjusted to reflect the stock split. Following the stock split, up to 300,000 Founder Shares were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full.

The underwriters did not exercise the over-allotment option and delivered an over-allotment termination letter dated October 27, 2025. As of December 31, 2025 and 2024, the Company had 2,300,000 Founder Shares issued and outstanding (excluding Private Placement Shares and EBC Founder Shares). Up to 300,000 Founder Shares were subject to forfeiture; such shares were forfeited as of December 31, 2025.

EBC Founder Shares

On April 2, 2024, the Company issued 100,000 ordinary shares to EBC (the “EBC Founder Shares”) for a purchase price of $0.0145 per share (aggregate purchase price of $1,450). As a result of the stock split described above, the EBC Founder Shares became an aggregate of 133,333 EBC Founder Shares.

On June 25, 2025, the Company issued an additional 41,667 EBC Founder Shares to EBC for a purchase price of $0.0109 per share and an aggregate purchase price of $454. As of December 31, 2025 and 2024, there were 175,000 and 133,333 EBC Founder Shares issued and outstanding, respectively.

The EBC Founder Shares are deemed to be underwriters’ compensation by FINRA pursuant to Rule 5110 of the FINRA Manual. The Company estimated the fair value of the EBC founder shares issued in April 2024 to be approximately $128,000 or $0.96 per share, and the shares issued in June 2025 to be approximately $48,334 or $1.16 per share using the Black-Scholes option-pricing model. The Company accounted for the difference between the par value and the estimated fair value of the EBC Founder Shares as deferred offering costs.

Fair Value Measurement of EBC Founder Shares

The fair value of the EBC Founder Shares was estimated as of April 2, 2024 and June 25, 2025. The Company used the following assumptions in estimating fair value using Level 3 inputs at the measurement dates:

	April 2, 2024	June 25, 2025
Time to expiration	1.91	1.76
Risk-free rate	4.7%	3.8%
Volatility	5.0%	4.1%
Dividend yield	0.0%	0.0%
Probability of completion of business combination	13.4%	11.8%

Transfer Restrictions

The Sponsors have agreed, subject to limited exceptions, that the Founder Shares will not be transferred, assigned or sold until the earlier to occur of: (A) six months after the consummation of the Company’s initial business combination or (B) the date on which the Company completes a subsequent liquidation, merger, share exchange, reorganization or other similar transaction following the initial business combination that results in all shareholders having the right to exchange their shares for cash, securities or other property.

EBC has also agreed that the EBC Founder Shares may not be sold, transferred or assigned (except to the same permitted transferees as the Founder Shares, and provided the transferees agree to the same terms and restrictions) until the consummation of the Company’s initial business combination.

Other Payable — Related Party

In September 2025, the Sponsors advanced $1,900,000 to the Company in connection with the purchase of Private Placement Units. At the closing of the IPO, $1,700,000 was deposited into the Trust Account and $200,000, representing an overfunded amount, was returned to the Sponsors. As of December 31, 2025 and 2024, other payable — related party was nil.

Promissory Note — Related Party

On May 22, 2024, the Sponsors issued an unsecured promissory note to the Company (the “Promissory Note”) pursuant to which the Company may borrow up to $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2025 or (ii) the consummation of the IPO.

As of December 31, 2025 and 2024, there were no amounts outstanding under the Promissory Note. The Promissory Note expired upon the consummation of the IPO.

Due to Related Party

The Sponsors paid certain formation, operating and deferred offering costs on behalf of the Company. Amounts due to the Sponsors are due on demand and are non-interest bearing.

During the period from March 11, 2024 (inception) through October 23, 2025, the Sponsors paid $262,446 on behalf of the Company for formation and offering-related costs. Such amounts were repaid upon the closing of the IPO.

As of December 31, 2025 and 2024, amounts due to related parties were $0 and $90,350, respectively.

Accounting and Advisory Services — Related Party

The Company has engaged Ascendant Global Advisors Inc. (“Ascendant”), an affiliate of Calisa Holding LP, to provide consulting and advisory services, including assistance with financial statement preparation and SEC reporting support. In connection with the IPO, the Company agreed to pay Ascendant a fixed fee of $20,000 for services related to the IPO financial statements and related disclosures, and $5,250 per quarter following the IPO to assist with quarterly and annual SEC filings. This agreement was terminated in November 2025, and the Company no longer incurs fees under this arrangement.

During the year ended December 31, 2025 and 2024, the Company incurred $16,198 and $10,000, respectively, related to Ascendant’s services. Fees incurred prior to the IPO closing were recorded as deferred offering costs, and fees incurred after the IPO were expensed as incurred.

As of December 31, 2025 and 2024, accrued expenses — related party related to Ascendant totaled $6,198 and $10,000, respectively.

Administration Fee – Related Party

Commencing on the effective date of the registration statement for the IPO, Calisa Holding LP was permitted to charge the Company an allocable share of its overhead, up to $10,000 per month, to compensate it for the Company’s use of office space, utilities and personnel until the completion of a business combination.

For the years ended December 31, 2025 and 2024, the Company incurred $30,000 and $0, respectively, related to the administration fee. As of December 31, 2025 and 2024, there were no amounts payable related to the administration fee.

Goodvision Inc [Member]
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RELATED PARTY TRANSACTIONS

Note 8. Related Party Transactions

Due from Related Parties

As of September 30, 2025, the Company had amounts due from related parties of $28,169, representing unsecured, non-interest-bearing advances to its Chief Executive Officer and Chief Operating Officer. These advances were repaid in full in January 2026. As of June 30, 2026, amounts due from related parties were $0.

Due to Related Party

As of June 30, 2026, the Company had amounts due to GV Assets Holdings Limited (“GV Assets”), a shareholder of the Company holding 21% of its ordinary shares, of $935,380, compared to $0 as of September 30, 2025. This balance comprises (i) $928,522 of professional service fees paid by GV Assets on behalf of the Company in connection with the reorganization, Business Combination, and SEC registration process, including accounting advisory, audit, legal, and capital markets advisory fees, and (ii) $6,858 of cash provided by GV Assets to fund the opening of the Company’s bank accounts. The amounts are unsecured, non-interest-bearing, and have no fixed repayment terms. On July 30, 2026, GV Assets entered into a conversion and mutual release agreement pursuant to which the $928,522 of advanced transaction expenses would be satisfied through the issuance of equity of the surviving public company upon consummation of the Business Combination (see Note 16).

Short-term Loans Payable

All of the Company’s short-term loans payable as of June 30, 2026 were obtained from related parties. Of the $1,900,000 aggregate consolidated balance, $880,000 is owed to GV Assets, $520,000 to Waterdrip Investment Ltd (“Waterdrip”), and $500,000 to Mr. Yi (Davy) Wang, the Company’s Chief Executive Officer. Waterdrip is considered a related party of the Company because Mr. Yushan Zheng, the Chairman of the Company’s board of directors and a shareholder of the Company, is the founder of Waterdrip, and because Ms. Yue Wu, an independent director of the Company, also serves as a Venture Capital Partner at Waterdrip. The short-term loans payable comprising the outstanding balance as of June 30, 2026 were as follows:

(a) GV Assets: The $880,000 balance owed to GV Assets consisted of four loans: (i) a $120,000 interest-free loan (agreement dated January 15, 2026, due December 31, 2026); (ii) a $500,000 loan bearing simple interest at 2% per annum (agreement dated March 12, 2026, maturing September 2026); (iii) a $150,000 loan bearing simple interest at 2% per annum (Actual/365) entered into on April 6, 2026, maturing six months from disbursement (October 2026), with proceeds received on April 8, 2026; and (iv) a $110,000 loan bearing simple interest at 2% per annum entered into on June 18, 2026, maturing six months from disbursement (December 2026), with proceeds received on June 24, 2026. The $110,000 loan was drawn under an additional $800,000 borrowing limit approved by the Company’s board of directors on June 15, 2026.

(b) Waterdrip: The $520,000 balance owed to Waterdrip consisted of two loans: (i) a $120,000 loan bearing simple interest at 2% per annum (agreement dated March 28, 2026, maturing September 30, 2026); and (ii) a $400,000 loan bearing simple interest at 2% per annum (Actual/365) entered into on June 1, 2026, maturing six months from disbursement (December 2026), with proceeds received on June 3 and June 4, 2026.

(c) Mr. Yi (Davy) Wang: The $500,000 balance owed to Mr. Wang consisted of an interest-free working capital loan entered into on June 4, 2026, maturing six months from disbursement (November 2026), with proceeds received on June 11, 2026.

Total consolidated short-term loans payable as of June 30, 2026 were $1,900,000. Interest expense on related-party loans was $4,446 and $4,706 for the three and nine months ended June 30, 2026, respectively. The Company’s aggregate exposure to related parties as of June 30, 2026 was $2,835,380, consisting of $1,815,380 owed to GV Assets ($935,380 due to related party and $880,000 of short-term loans payable), $520,000 of short-term loans payable owed to Waterdrip, and $500,000 of short-term loans payable owed to Mr. Wang. On July 30, 2026, GV Assets and Waterdrip entered into conversion and mutual release agreements with respect to a substantial portion of these balances (see Note 16).

6.	RELATED PARTY TRANSACTIONS

Related parties are those parties that have the ability, directly or indirectly, to control the Company or exercise significant influence over the Company’s financial and operating decisions.

During the years ended September 30, 2025 and 2024, the Company had non-trade related party receivables arising from temporary advances to its Chief Executive Officer and Chief Operating Officer, who are also shareholders of the Company. These advances were unsecured, non-interest bearing, and not subject to fixed repayment terms.

As of September 30, 2025 and 2024, amounts due from related parties totaled $28,169 and $20,000, respectively. All related party receivables outstanding as of September 30, 2025 were fully repaid on January 7, 2026.